Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tweedy, Browne Fund Inc.
Entity Central Index Key	0000896975
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000003511 [Member]
Shareholder Report [Line Items]
Fund Name	VALUE FUND
Class Name	VALUE FUND
Trading Symbol	TWEBX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Tweedy, Browne Value Fund (“Fund”) for the period of April 1, 2024 to March 31, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
VALUE FUND (TWEBX)	$141	1.40%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued their advance over much of the past fiscal year, with U.S. stocks again leading the charge, bolstered by ongoing investor enthusiasm for artificial intelligence and a rather resilient domestic economy. That said, the gains were uneven, with market breadth remaining narrow and a handful of mega-cap U.S. technology stocks continuing to account for a significant share of overall returns. Returns outside the U.S. for much of the fiscal year were more modest, particularly in Europe and Japan, where economic data was mixed, and geopolitical uncertainties persisted.
In the final quarter of the fiscal year, market volatility picked up, driven in part by concerns surrounding the emergence of DeepSeek’s AI model and its potential implications for U.S. leadership in artificial intelligence, and additional uncertainty around prospective tariff measures and their possible impact on prices and economic growth. In response, and after a decade of underperformance, non-U.S. equities rebounded sharply, outpacing their U.S. brethren, and benefitting from strong returns in Europe, attractive relative valuations, and a shift in global investor sentiment.
What Impacted Performance During the Period?
In this continued risk-on environment, the Tweedy, Browne Value Fund made financial progress but underperformed its benchmark index. For the twelve months ending March 31, 2025, the Fund produced a return of 2.11%, versus 7.04% for the MSCI World Index (in USD).
On an absolute basis, returns were led by the Fund’s financials, health care, and industrial holdings. Banks and financial services companies in particular were strong contributors, as were health care providers and select defense-related businesses. The Fund’s exposure to larger-cap companies also aided performance, as market leadership remained concentrated in the upper end of the capitalization spectrum.
Performance was hindered by weakness in the Fund’s materials, consumer discretionary, and information technology holdings. Within these sectors, chemicals and beverages were among the most significant detractors, as were the Fund’s biotechnology and automobiles companies. The Fund’s small- and mid-cap holdings, which broadly lagged their larger-cap counterparts, were also a meaningful drag on returns.
From a geographic standpoint, holdings in Germany, Switzerland, Singapore, and the United States contributed positively, while investments in France, the United Kingdom, Sweden, and South Korea detracted.
The Fund’s foreign currency hedging policy modestly reduced returns in U.S. dollars during the period as the U.S. dollar weakened against several of the Fund’s largest currency exposures, leading to losses on associated forward currency contracts.
Top Equity Performance Contributors
Contributors included Rheinmetall, Berkshire Hathaway, Wells Fargo, Roche, United Overseas Bank, Fresenius SE, Safran, Alphabet, Prudential, and Tarkett.
Top Equity Performance Detractors
Detractors included FMC Corporation, SCOR SE, Porsche, Ionis Pharmaceuticals, Diageo, Husqvarna, FedEx, Aalberts, Sealed Air, and Rubis.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
VALUE FUND (TWEBX)	2.11%	11.35%	5.61%
MSCI World Index (in U.S.$)	7.04%	16.13%	9.50%
MSCI World 100% Hedged to U.S.$ Index	7.69%	17.22%	10.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.

Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com/mutual-funds/value-fund-overview/ to obtain performance data that is current to the most recent month end.
Net Assets	$ 416,347,689
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 5,425,029
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$416,347,689
Total number of portfolio holdings	86
Total advisory fee paid	$5,425,029
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2025)
TOP TEN HOLDINGS [1]
Berkshire Hathaway, Inc.	5.2%
Wells Fargo & Co.	3.7%
TotalEnergies SE	3.7%
Roche Holding AG	3.5%
Safran SA	3.0%
Nestlé SA	2.9%
United Overseas Bank, Ltd.	2.5%
Teleperformance SE	2.3%
Heineken Holding NV	2.2%
Johnson & Johnson	2.2%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Other Countries each less than 3% includes Belgium, Canada, Chile, Finland, Hong Kong, Mexico, Philippines, Singapore and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Berkshire Hathaway, Inc.	5.2%
Wells Fargo & Co.	3.7%
TotalEnergies SE	3.7%
Roche Holding AG	3.5%
Safran SA	3.0%
Nestlé SA	2.9%
United Overseas Bank, Ltd.	2.5%
Teleperformance SE	2.3%
Heineken Holding NV	2.2%
Johnson & Johnson	2.2%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.
C000003512 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND
Class Name	INTERNATIONAL VALUE FUND
Trading Symbol	TBGVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Tweedy, Browne International Value Fund (“Fund”) for the period of April 1, 2024 to March 31, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/international-value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/international-value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND (TBGVX)	$144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
International equity markets posted gains over the last twelve months, buoyed by receding inflationary pressures, shifts in monetary policy, and a measured rebound in corporate earnings expectations. In Europe, falling energy prices, a steady decline in headline inflation, and the gradual loosening of financial conditions contributed to a more constructive backdrop for equities. While economic growth remained sluggish in several major eurozone economies, investor sentiment improved as the European Central Bank signaled a pause in rate hikes. Japanese equities benefited from continued progress on corporate governance reforms and a weakening yen for much of the year, which provided a tailwind for exporters. In contrast, Chinese markets faced persistent headwinds tied to property sector weakness and ongoing uncertainty around domestic growth policy.
However, in the final quarter of the fiscal year, market volatility picked up in global equity markets, driven in part by concerns surrounding DeepSeek’s AI model and its potential implications for U.S. leadership in artificial intelligence, and additional uncertainty around prospective tariff measures and their possible impact on prices and economic growth. In response, and after a decade of underperformance, non-U.S. equities rebounded sharply, outpacing their U.S. brethren, and benefitting from strong returns in Europe, attractive relative valuations, and a shift in global investor sentiment.
What Impacted Performance During the Period?
For the twelve-month period ending March 31, 2025, the Tweedy, Browne International Value Fund produced a total return of 4.59%, modestly lagging the 4.88% return for its benchmark, the MSCI EAFE Index (in USD).
Performance attribution reveals that industrials, health care, and financials were among the strongest contributing sectors, while consumer staples, consumer discretionary, and materials detracted from results. On an industry basis, notable strengths included banks, aerospace & defense, pharmaceuticals, and health care providers, whereas beverages, biotechnology, and chemicals detracted from performance.
Geographically, strong equity selection in Switzerland, Singapore, and Germany helped drive returns. In contrast, exposure to the United States, South Korea, and Sweden weighed on absolute performance.
The Fund maintains a policy of hedging its foreign currency exposure, which largely mitigated the effects of currency volatility over the period. This was particularly relevant given the strength of currencies such as the Swedish krona, British pound, and Swiss franc against the U.S. dollar. The Fund’s hedging program, as a result, reduced both the positive and negative effects of foreign exchange movements, in line with its objective to focus on local currency returns.
Top Equity Performance Contributors
Rheinmetall, United Overseas Bank, DBS Group, Roche, BAE Systems, Safran, Zurich Insurance, Fresenius SE, Alphabet, and Novartis.
Top Equity Performance Detractors
Diageo, FMC Corp, Ionis Pharmaceuticals, SCOR, Porsche, Husqvarna, Aalberts, LG Corp, Samsung, and Alten.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND (TBGVX)	4.59%	10.75%	4.98%
MSCI EAFE Index (in U.S.$)	4.88%	11.77%	5.40%
MSCI EAFE Index (Hedged to U.S.$)	6.76%	15.59%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.

Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com/mutual-funds/international-value-fund-overview/ to obtain performance data that is current to the most recent month end.
Net Assets	$ 4,531,995,004
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 67,456,254
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$4,531,995,004
Total number of portfolio holdings	91
Total advisory fee paid	$67,456,254
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2025)
TOP TEN HOLDINGS [1]
Nestlé SA	4.3%
Roche Holding AG	4.2%
BAE Systems plc	4.1%
TotalEnergies SE	3.6%
Heineken Holding NV	3.4%
United Overseas Bank, Ltd.	3.3%
Novartis AG	3.2%
Safran SA	3.2%
Zurich Insurance Group AG	2.8%
SOL SpA	2.7%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Other Countries each less than 3% includes Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Philippines and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Nestlé SA	4.3%
Roche Holding AG	4.2%
BAE Systems plc	4.1%
TotalEnergies SE	3.6%
Heineken Holding NV	3.4%
United Overseas Bank, Ltd.	3.3%
Novartis AG	3.2%
Safran SA	3.2%
Zurich Insurance Group AG	2.8%
SOL SpA	2.7%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.
C000050916 [Member]
Shareholder Report [Line Items]
Fund Name	WORLDWIDE HIGH DIVIDEND YIELDVALUE FUND
Class Name	WORLDWIDE HIGH DIVIDEND YIELDVALUE FUND
Trading Symbol	TBHDX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Fund”) for the period of April 1, 2024 to March 31, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	$143	1.41%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued their advance over much of the past fiscal year, with U.S. stocks again leading the charge, bolstered by ongoing investor enthusiasm for artificial intelligence and a rather resilient domestic economy. That said, the gains were uneven, with market breadth remaining narrow and a handful of mega-cap technology stocks continuing to account for a significant share of overall returns. Outside the U.S., returns were more modest, particularly in Europe and Japan, where economic data was mixed, and geopolitical uncertainties persisted. Dividend-oriented stocks generally lagged in this “risk on” environment which persisted for much of the year.
In the final quarter of the fiscal year, market volatility picked up, driven in part by concerns surrounding the emergence of DeepSeek’s AI model and its potential implications for U.S. leadership in artificial intelligence, and additional uncertainty around prospective tariff measures and their possible impact on prices and economic growth. In response, and after a decade of underperformance, non-U.S. equities rebounded sharply, outpacing their U.S. brethren, and benefitting from strong returns in Europe, attractive relative valuations, and a shift in global investor sentiment. In this more “risk off” environment, dividend-oriented equities outperformed broad market indices.
What Impacted Performance During the Period?
The Tweedy, Browne Worldwide High Dividend Yield Fund advanced during the period but trailed its benchmark. For the twelve months ending March 31, 2025, the Fund returned 3.14%, compared to 7.04% for the MSCI World Index (in USD).
On an absolute basis, the Fund’s financials, industrial, and health care holdings were the primary contributors to return. Aerospace & defense, pharmaceutical, and banks performed particularly well. Larger-cap holdings significantly outpaced their smaller-cap counterparts, contributing meaningfully to overall results.
Performance was held back by select materials, consumer discretionary, and consumer staples holdings. Within these sectors, chemicals, beverages, and specialty retail were among the most significant detractors.
From a geographic standpoint, the Fund benefited from strong returns in Singapore, Switzerland, Germany, and Hong Kong  while holdings in Britain, Sweden, Japan, and South Korea detracted. In U.S. dollar terms, currency movements had a modestly positive impact on returns, as the U.S. dollar weakened against a number of the Fund’s developed-market exposures, including the Swiss franc, euro, and British pound.
Top Equity Performance Contributors
Contributors included DBS Group, Roche, United Overseas Bank, Uni-President, Fresenius SE, BAE Systems, Tarkett, Safran, Zurich Insurance, and Kemira OYJ.
Top Equity Performance Detractors
Detractors included Diageo, SCOR, FMC Corp, GSK PLC, Aalberts, SThree PLC, Rubis, LG Corp, Husqvarna, and Shoei.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	3.14%	8.90%	4.28%
MSCI World Index (in U.S.$)	7.04%	16.13%	9.50%
MSCI World High Dividend Yield Index (in U.S.$)	9.04%	12.12%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/ to obtain performance data that is current to the most recent month end.
Net Assets	$ 59,797,703
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 736,119
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$59,797,703
Total number of portfolio holdings	56
Total advisory fee paid	$736,119
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2025)
TOP TEN HOLDINGS [1]
Nestlé SA	4.8%
BAE Systems plc	3.8%
Roche Holding AG	3.6%
Kemira Oyj	3.5%
Safran SA	3.0%
Novartis AG	3.0%
Diageo plc	3.0%
Rubis SCA	2.8%
DBS Group Holdings, Ltd.	2.8%
United Overseas Bank, Ltd.	2.6%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash and money market funds.
[3] Other Countries each less than 3% includes Belgium, Netherlands and South Korea.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Nestlé SA	4.8%
BAE Systems plc	3.8%
Roche Holding AG	3.6%
Kemira Oyj	3.5%
Safran SA	3.0%
Novartis AG	3.0%
Diageo plc	3.0%
Rubis SCA	2.8%
DBS Group Holdings, Ltd.	2.8%
United Overseas Bank, Ltd.	2.6%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.
C000080766 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Class Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Trading Symbol	TBCUX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Tweedy, Browne International Value Fund II - Currency Unhedged (“Fund”) for the period of April 1, 2024 to March 31, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	$144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
International equity markets posted gains over the last twelve months, buoyed by receding inflationary pressures, shifts in monetary policy, and a measured rebound in corporate earnings expectations. In Europe, falling energy prices, a steady decline in headline inflation, and the gradual loosening of financial conditions contributed to a more constructive backdrop for equities. While economic growth remained sluggish in several major eurozone economies, investor sentiment improved as the European Central Bank signaled a pause in rate hikes. Japanese equities benefited from continued progress on corporate governance reforms and a weakening yen for much of the year, which provided a tailwind for exporters. In contrast, Chinese markets faced persistent headwinds tied to property sector weakness and ongoing uncertainty around domestic growth policy.
However, in the final quarter of the fiscal year, market volatility picked up in global equity markets, driven in part by concerns surrounding DeepSeek’s AI model and its potential implications for U.S. leadership in artificial intelligence, and additional uncertainty around prospective tariff measures and their possible impact on prices and economic growth. In response, and after a decade of underperformance, non-U.S. equities rebounded sharply, out-pacing their U.S. brethren, and benefitting from strong returns in Europe, attractive relative valuations, and a shift in global investor sentiment.
What Impacted Performance During the Period?
The Tweedy, Browne International Value Fund II made financial progress during the period but underperformed its benchmark index. For the twelve months ending March 31, 2025, the Fund returned 2.15% versus 4.88% for the MSCI EAFE Index (in USD).
On an absolute basis, the Fund’s financials, industrials, and health care holdings contributed most meaningfully to performance, with strong showings from banks, aerospace & defense, pharmaceuticals, and financial services. The Fund’s larger-cap holdings also outperformed and provided a helpful tailwind to results.
Conversely, the Fund’s materials, consumer discretionary, and information technology holdings detracted from returns. Within those sectors, chemicals, automobiles, and IT services companies were the most significant industry-level laggards. Smaller and mid-sized companies, particularly those with market capitalizations between $2 billion and $10 billion, were a meaningful drag on performance.
From a geographic perspective, the strongest contributions came from investments in Germany, Singapore, Switzerland, France, and Canada. Holdings in the United States, the United Kingdom, South Korea, the Netherlands, and Sweden detracted from returns. Currency effects were modestly helpful overall, as the U.S. dollar weakened slightly against several of the Fund’s larger currency exposures, including the euro, Swiss franc, and British pound.
Top Equity Performance Contributors
Contributors included Rheinmetall, Tarkett, DBS Group, United Overseas Bank, Roche, Safran, Lassonde Industries, BAE Systems, Berkshire Hathaway, and Fresenius SE.
Top Equity Performance Detractors
Detractors included FMC Corporation, SCOR SE, Ionis Pharmaceuticals, Diageo, Porsche, LG Corp, Aalberts, CNH Industrial, Samsung Electronics, and Brenntag.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	2.15%	10.25%	3.91%
MSCI EAFE Index (in U.S.$)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/ to obtain performance data that is current to the most recent month end.
Net Assets	$ 180,973,311
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,106,535
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$180,973,311
Total number of portfolio holdings	73
Total advisory fee paid	$3,106,535
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2025)
TOP TEN HOLDINGS [1]
DHL Group	4.0%
Kemira Oyj	3.4%
Nestlé SA	3.4%
Tarkett SA	3.3%
Safran SA	3.2%
Roche Holding AG	3.1%
United Overseas Bank, Ltd.	3.0%
BAE Systems plc	2.7%
Novartis AG	2.6%
Winpak, Ltd.	2.3%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash and money market funds.
[3] Other Countries each less than 3% includes Belgium, Chile, China, Italy, Mexico, Netherlands, Philippines and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
DHL Group	4.0%
Kemira Oyj	3.4%
Nestlé SA	3.4%
Tarkett SA	3.3%
Safran SA	3.2%
Roche Holding AG	3.1%
United Overseas Bank, Ltd.	3.0%
BAE Systems plc	2.7%
Novartis AG	2.6%
Winpak, Ltd.	2.3%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.